Share of results of associates - Summary of Share of Results of Associates (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of associates [line items]
Share of exceptional losses	£ 146.1	£ 47.8		£ 41.5
Share of profit loss of associates accounted for using equity method	(136.0)	14.7	[1]	30.5	[1]
Continuing Operation one [Member]
Disclosure of associates [line items]
Share of profit before interest and taxation	142.5	99.2		110.8
Share of exceptional losses	(146.1)	(47.8)		(41.5)
Share of interest and non-controlling interests	(91.4)	(19.4)		(15.1)
Share of taxation	(41.0)	(17.3)		(23.7)
Share of profit loss of associates accounted for using equity method	£ (136.0)	£ 14.7		£ 30.5

[1]	Figures have been restated as described in the accounting policies.